Income Taxes (Tables)	12 Months Ended
Aug. 31, 2019
Income Taxes [Abstract]
Net Deferred Tax Liability
		2018
	2019	(restated, note 2)
	$	$
Deferred tax assets	4	4
Deferred tax liabilities	(1,875)	(1,884)
Net deferred tax liability	(1,871)	(1,880)

Significant Changes Recognized To Deferred Income Tax Assets (Liabilities)
	Property,plant andequipmentandsoftwareassets	Broadcastrights,licences,customerrelationships,trademarkand brands	Partnershipincome	Non-capitallosscarry-forwards	Accruedcharges	Total
	$	$	$	$	$	$
Balance at September 1, 2017 (restated, note 2)	(265)	(1,680)	39	51	(4)	(1,859)
Recognized in statement of income	(22)	(53)	(10)	17	77	9
Recognized in other comprehensive income	-	-	-	-	(30)	(30)
Balance at August 31, 2018	(287)	(1,733)	29	68	43	(1,880)
Recognized in statement of income	(12)	107	(61)	25	(63)	(4)
Recognized in other comprehensive income	-	-	-	-	13	13
Balance at August 31, 2019	(299)	(1,626)	(32)	93	(7)	(1,871)

Income Tax Expense Differs From Computed Amount Applying Statutory Rates To Income Before Income Taxes
		2018
	2019	(restated, note 2)
Current statutory income tax rate	26.8%	26.9%
Income tax expense at current statutory rates	228	45
Net increase (decrease) in taxes resulting from:
Effect of tax rate changes	(102)	28
Equity (income) loss of an associate not recognized	(12)	54
Other	4	1
Income tax expense	118	128

Components Of Income Tax Expense
		2018
	2019	(restated, note 2)
	$	$
Current income tax expense	114	137
Deferred tax expense (recovery) related to temporary differences	106	(37)
Deferred tax expense (recovery) from tax rate changes	(102)	28
Income tax expense	118	128